May 2, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

RE:	PayPal Funds (the “Registrant”)
File Nos. 811-09381, 333-80205

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Registrant, please accept this letter as certification that the prospectus and statement of additional information for the Registrant’s PayPal Money Market Fund, each dated April 30, 2008, do not differ from that contained in Post-Effective Amendment No. 14, filed electronically on April 29, 2008, to the Registrant’s Registration Statement on Form N-1A.

Any comments or questions should be directed to the undersigned at (617) 937-5530.

Sincerely,

/s/ Odeh Stevens
Odeh Stevens